Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Lease Agreement	As of June 30, 2025, future minimum lease payments under non-cancelable operating lease agreement are as follows:
Lease Commitment
Within 1 year	81,608
2 to 5 years	117,511
Total	199,119